Derivative financial instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional	R$ 858,277,413	R$ 811,921,798
Swap contract [member] | Counterparty Customers [Member]
IfrsStatementLineItems [Line Items]
Notional	248,822,684	185,745,740
Swap contract [member] | Counterparty Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional	408,569,543	224,140,567
Swap contract [member] | Counterparty Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional	200,885,186	402,035,491
Option contract [member]
IfrsStatementLineItems [Line Items]
Notional	538,580,487	857,662,210
Option contract [member] | Counterparty Customers [Member]
IfrsStatementLineItems [Line Items]
Notional	72,193,642	37,900,600
Option contract [member] | Counterparty Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional	7,707,652	2,114,539
Option contract [member] | Counterparty Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional	458,679,193	817,647,071
Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional	785,337,224	325,170,915
Futures contract [member] | Counterparty Customers [Member]
IfrsStatementLineItems [Line Items]
Notional	13,890,950	9,280,965
Futures contract [member] | Counterparty Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional	3,628,688
Futures contract [member] | Counterparty Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional	767,817,586	315,889,950
Forward Contracts And Others 1 [Member]
IfrsStatementLineItems [Line Items]
Notional	443,722,256	331,009,278
Forward Contracts And Others 1 [Member] | Counterparty Customers [Member]
IfrsStatementLineItems [Line Items]
Notional	180,609,297	152,776,820
Forward Contracts And Others 1 [Member] | Counterparty Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional	193,284,055	118,459,171
Forward Contracts And Others 1 [Member] | Counterparty Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional	R$ 69,828,904	R$ 59,773,287